SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

The Company has evaluated for other subsequent events through November 14, 2024.

In October 2024, 711,000 of pre-funded warrants were exercised into 711,000 Common shares.

Based on this evaluation, the Company has determined that there are no other material subsequent events that require disclosure in these financial statements.

NOTE 14 - SUBSEQUENT EVENTS

On March 1, 2024, the Company signed a new lease agreement in Nesher, Israel for 36 months with payments of approximately $2,500 per month.

In March 2024, we entered into a contract with Veranex, Inc., to provide certain research and development services to assist with the development of the company’s next generation of UroShield and PainShield products. The Agreement has a term of approximately 50 weeks, subject to adjustments or earlier termination thereof in accordance with the terms of the Agreement, with estimated fees and expenses of up to approximately $1.1 million subject to certain adjustments, including among other things, revising the agreement in the event of changing assumptions or facts, unforeseen development deviations, or changes in scope.